PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2020	$504.2	$2,961.0	$1,964.0	$68.1	$5,497.3
Additions	164.2	130.4	70.0	26.1	390.7
Changes in asset retirement obligations	—	7.6	—	—	7.6
Disposals	—	—	(67.8)	(2.2)	(70.0)
Derecognition on the establishment of the Rosebel UJV[2]	(2.0)	(32.1)	(1.3)	—	(35.4)
Transfers within property, plant and equipment	(41.6)	39.7	1.7	0.2	—
Balance, December 31, 2020	$624.8	$3,106.6	$1,966.6	$92.2	$5,790.2
Additions	474.8	142.3	83.2	21.4	721.7
Changes in asset retirement obligations	—	42.0	—	—	42.0
Disposals	—	—	(79.4)	(4.4)	(83.8)
Transfers within property, plant and equipment	(21.0)	14.1	7.5	(0.6)	—
Balance, December 31, 2021	$1,078.6	$3,305.0	$1,977.9	$108.6	$6,470.1

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2020	$—	$1,987.4	$1,261.8	$8.5	$3,257.7
Depreciation expense[3]	—	143.3	127.8	12.5	283.6
Disposals	—	—	(65.5)	(1.6)	(67.1)
Derecognition on the establishment of the Rosebel UJV[2]	—	(0.1)	(0.1)	—	(0.2)
Reversal of impairment	—	(45.8)	—	—	(45.8)
Balance, December 31, 2020	$—	$2,084.8	$1,324.0	$19.4	$3,428.2
Depreciation expense[3]	—	180.4	131.6	15.4	327.4
Disposals	—	—	(74.3)	(4.2)	(78.5)
Impairment charge	—	154.1	37.3	13.7	205.1
Balance, December 31, 2021	$—	$2,419.3	$1,418.6	$44.3	$3,882.2
Carrying amount, December 31, 2020	$624.8	$1,021.8	$642.6	$72.8	$2,362.0
Carrying amount, December 31, 2021	$1,078.6	$885.7	$559.3	$64.3	$2,587.9
1.Right-of-use assets consist of property, plant and equipment related to assets leased and accounted for under IFRS 16.
2.Upon the establishment of the Rosebel UJV, the Company derecognized 30% of the assets and liabilities related to the Rosebel UJV Area of Interest and recorded a gain of $16.9 million, which has been included under interest income and derivatives and other investment gains (losses) in the consolidated statements of earnings (loss).
3.Excludes depreciation expense related to corporate office assets, included within other non-current assets, which is included in general and administrative expenses.
In 2021, borrowing costs attributable to qualifying assets associated with the Essakane, Rosebel and Westwood mines and the Côté Gold and Saramacca projects totaling $40.5 million (2020 - $24.0 million) were capitalized using a weighted average interest rate of 5.80% (2020 - 6.42%). The weighted average interest rate was based on the 5.75% senior notes, equipment loans, gold prepayment and leases.
As at December 31, 2021, mining properties included capitalized stripping costs of $276.3 million (December 31, 2020 - $230.8 million). Stripping costs of $127.3 million were capitalized during 2021 (2020 - $86.0 million), and $81.8 million were depreciated during 2021 (2020 - $66.5 million).